Other assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Other Assets

$ millions, as at October 31	2025	2024
Accrued interest receivable	$4,169	$4,213
Defined benefit asset (Note 17)	1,678	1,378
Precious metals (1)	6,492	4,195
Brokers’ client accounts	11,745	7,967
Current tax receivable	2,912	2,611
Other prepayments	595	588
Derivative collateral receivable	8,132	7,067
Accounts receivable	1,698	1,238
Carbon emission allowances (2)	649	11
Other (2)(3)	1,735	1,594
Total other assets	$39,805	$30,862

(1)	Includes gold and silver bullion that are measured at fair value using unadjusted market prices quoted in active markets.
(2)	Carbon emission allowances were previously presented within Other. Prior year amounts have been revised to conform to the presentation adopted in 2025.
(3)
Includes investments in subleases of $619 million as at October 31, 2025 (2024: $625 million). For the year ended October 31, 2025, finance income related to our investments in subleases was $42 million (2024: $43 million). Future lease payments receivable are $546 million over the next five years, and $329 million thereafter until expiry of the subleases.